Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

Accrued expenses consisted of the following:

	June 30, 2025	December 31, 2024
Accrued interest	$137,785	$578,456
Consulting and professional fees	405,602	37,789
Franchise tax	18,800	33,176
Warranty reserve	631,474	529,129
Accrued payroll	342,123	417,977
Other	169,197	90,071
	$1,704,981	$1,686,598

Accrued expenses consisted of the following:

	December 31,
	2024	2023
Accrued commission	$—	$6,000
Accrued interest	578,456	113,000
Accrued bonuses	—	150,000
Accrued expenses, other	161,036	131,859
Warranty reserve	529,129	89,430
Accrued payroll	417,977	289,406
	$1,686,598	$779,695